UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:                  June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number:  028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Philippe Laffont
Title:  Managing Member
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


  /s/Philippe Laffont         New York, New York            August 14, 2008
-----------------------     ------------------------     ---------------------
      [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:      NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $1,863,349
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number          Name
     ---     --------------------          ------------------------------------
      1.        028-12788                     Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                            JUNE 30, 2008

COLUMN 1                        COLUMN  2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE OF                   VALUE     SHRS OR  SH/ PUT/    INVESTMENT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP     (X$1000)   PRN AMT  PRN CALL    DISCRETION    MGRS   SOLE       SHARED  NONE

AKAMAI TECHNOLOGIES INC       COM             00971T101   37,992  1,092,029  SH       Shared-Defined    1    1,092,029     0      0
APPLE INC                     COM             037833100  221,644  1,323,719  SH       Shared-Defined    1    1,323,719     0      0
ARIBA INC                     COM NEW         04033V203      701     47,653  SH       Shared-Defined    1       47,653     0      0
AU OPTRONICS CORP             SPONSORED ADR   002255107    7,920    500,000  SH       Shared-Defined    1      500,000     0      0
AUTHENTIDATE HLDG CORP        COM             052666104       63    153,702  SH       Shared-Defined    1      153,702     0      0
BAIDU COM INC                 SPON ADR REP A  056752108  100,984    322,673  SH       Shared-Defined    1      322,673     0      0
BANKRATE INC                  COM             06646V108   70,270  1,798,571  SH       Shared-Defined    1    1,798,571     0      0
BLUE NILE INC                 COM             09578R103   13,891    326,700  SH       Shared-Defined    1      326,700     0      0
BROADCOM CORP                 CL A            111320107    6,550    240,000  SH       Shared-Defined    1      240,000     0      0
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR   16938G107    5,147    370,000  SH       Shared-Defined    1      370,000     0      0
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR   169424108    1,501    355,733  SH       Shared-Defined    1      355,733     0      0
CITRIX SYS INC                COM             177376100   85,230  2,897,993  SH       Shared-Defined    1    2,897,993     0      0
CREE INC                      COM             225447101   18,704    820,012  SH       Shared-Defined    1      820,012     0      0
FALCONSTOR SOFTWARE INC       COM             306137100   17,319  2,446,133  SH       Shared-Defined    1    2,446,133     0      0
GARMIN LTD                    ORD             G37260109   13,923    325,000  SH       Shared-Defined    1      325,000     0      0
GOOGLE INC                    CL A            38259P508  166,874    316,998  SH       Shared-Defined    1      316,998     0      0
HOME INNS & HOTELS MGMT INC   SPON ADR        43713W107   45,260  2,380,855  SH       Shared-Defined    1    2,380,855     0      0
IDEARC INC                    COM             451663108      548    233,000  SH       Shared-Defined    1      233,000     0      0
IPASS INC                     COM             46261V108      486    234,898  SH       Shared-Defined    1      234,898     0      0
ISILON SYS INC                COM             46432L104    1,843    415,038  SH       Shared-Defined    1      415,038     0      0
LA Z BOY INC                  COM             505336107      832    108,809  SH       Shared-Defined    1      108,809     0      0
LAWSON SOFTWARE INC NEW       COM             52078P102   64,632  8,890,188  SH       Shared-Defined    1    8,890,188     0      0
LDK SOLAR CO LTD              SPONSORED ADR   50183L107   12,122    320,000  SH       Shared-Defined    1      320,000     0      0
LG DISPLAY CO LTD             SPONS ADR REP   50186V102    9,340    500,000  SH       Shared-Defined    1      500,000     0      0
MACROVISION SOLUTIONS CORP    COM             55611C108   37,317  2,494,445  SH       Shared-Defined    1    2,494,445     0      0
MARCHEX INC                   CL B            56624R108   15,174  1,231,673  SH       Shared-Defined    1    1,231,673     0      0
NAVTEQ CORP                   COM             63936L100    2,389     31,030  SH       Shared-Defined    1       31,030     0      0
NETAPP INC                    COM             64110D104   42,353  1,955,371  SH       Shared-Defined    1    1,955,371     0      0
NETFLIX INC                   COM             64110L106   13,035    500,000  SH       Shared-Defined    1      500,000     0      0
NORTEL NETWORKS CORP NEW      COM NEW         656568508   25,355  3,084,600  SH       Shared-Defined    1    3,084,600     0      0
NOVATEL WIRELESS INC          COM NEW         66987M604    8,236    740,001  SH       Shared-Defined    1      740,001     0      0
NUTRI SYS INC NEW             COM             67069D108   10,299    728,383  SH       Shared-Defined    1      728,383     0      0
O2MICRO INTERNATIONAL LTD     SPONS ADR       67107W100    9,961  1,497,964  SH       Shared-Defined    1    1,497,964     0      0
QUALCOMM INC                  COM             747525103  199,507  4,496,446  SH       Shared-Defined    1    4,496,446     0      0
R H DONNELLEY CORP            COM NEW         74955W307      549    183,000  SH       Shared-Defined    1      183,000     0      0
REALNETWORKS INC              COM             75605L104    2,863    433,729  SH       Shared-Defined    1      433,729     0      0
RENESOLA LTD                  SPONS ADS       75971T103    7,353    425,000  SH       Shared-Defined    1      425,000     0      0
RESEARCH IN MOTION LTD        COM             760975102  247,972  2,121,230  SH       Shared-Defined    1    2,121,230     0      0
RF MICRODEVICES INC           COM             749941100    1,238    426,929  SH       Shared-Defined    1      426,929     0      0
SANDISK CORP                  COM             80004C101    7,306    390,685  SH       Shared-Defined    1      390,685     0      0
SELECT COMFORT CORP           COM             81616X103      257    156,811  SH       Shared-Defined    1      156,811     0      0
SIERRA WIRELESS INC           COM             826516106    5,021    343,919  SH       Shared-Defined    1      343,919     0      0
SIGMA DESIGNS INC             COM             826565103   30,826  2,219,300  SH       Shared-Defined    1    2,219,300     0      0
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108   11,013    762,168  SH       Shared-Defined    1      762,168     0      0
SIRF TECHNOLOGY HLDGS INC     COM             82967H101    7,124  1,649,104  SH       Shared-Defined    1    1,649,104     0      0
SOHU COM INC                  COM             83408W103  210,978  2,995,138  SH       Shared-Defined    1    2,995,138     0      0
SUNPOWER CORP                 COM CL A        867652109   25,741    357,608  SH       Shared-Defined    1      357,608     0      0
SYNAPTICS INC                 COM             87157D109      213      5,648  SH       Shared-Defined    1        5,648     0      0
TECHTARGET INC                COM             87874R100    9,710    919,544  SH       Shared-Defined    1      919,544     0      0
THE9 LTD                      ADR             88337K104    7,923    350,891  SH       Shared-Defined    1      350,891     0      0
TRAVELZOO INC                 COM             89421Q106    4,985    581,628  SH       Shared-Defined    1      581,628     0      0
TRIDENT MICROSYSTEMS INC      COM             895919108      621    170,188  SH       Shared-Defined    1      170,188     0      0
TRINA SOLAR LIMITED           SPON ADR        89628E104    6,128    200,000  SH       Shared-Defined    1      200,000     0      0
UNDER ARMOUR INC              CL A            904311107    6,212    242,259  SH       Shared-Defined    1      242,259     0      0
UTSTARCOM INC                 COM             918076100    1,915    350,000  SH       Shared-Defined    1      350,000     0      0

                                                       1,863,349





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